Employee benefit obligations - Characteristics and associated risks (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 plan	Dec. 31, 2014 USD ($)
Defined benefit plan | VNA
Employee benefit obligations
Employer contributions | $		$ 200
Metal Packaging Europe
Employee benefit obligations
Number of pension plans	1
Glass Packaging Europe
Employee benefit obligations
Number of pension plans	2